UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09090

AMERISTOCK MUTUAL FUND, INC.
(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145, Alameda, California		94502
(Address of principal executive offices)		(Zip code)

Nicholas D. Gerber 1320 Harbor Bay Parkway, Suite 145 Alameda, California 94502
(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, DC 20004-2415

Registrant’s telephone number, including area code:		(510) 522-3336

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2009

Item 1 — Schedule of Investments.

SCHEDULE OF INVESTMENTS
				March 31, 2009 (Unaudited)

					Market
Industry		Company	Symbol	Shares	Value
Common Stocks	96.83%

Banking	2.62%
		PNC Financial Services Group Inc.	PNC	144,686	$4,237,853
Chemicals & Fertilizer	2.24%
		Du Pont de Nemours & Co.	DD	162,600	3,630,858
Computers	4.59%
		Accenture Ltd., Class A	ACN	270,000	7,422,300
Consumer Staples	10.19%
		Coca-Cola Co.	KO	105,380	4,631,451
		Colgate-Palmolive Co.	CL	69,500	4,099,110
		Pepsico Inc.	PEP	79,960	4,116,341
		Procter & Gamble Co.	PG	77,200	3,635,348
Diversified Financial Services	9.06%
		Franklin Resources Inc.	BEN	134,000	7,218,580
		The Charles Schwab Corp.	SCHW	480,000	7,440,000
Electronics	15.79%
		Dell Inc.(a)	DELL	659,700	6,253,956
		Intel Corp.	INTC	494,160	7,437,108
		International Business Machines Corp.	IBM	42,600	4,127,514
		Texas Instruments Inc.	TXN	467,000	7,710,171
Food	3.83%
		Kellogg Co.	K	169,000	6,190,470
Healthcare	2.69%
		Merck & Co. Inc.	MRK	162,940	4,358,645
Insurance	9.01%
		Berkshire Hathaway Inc., Class A(a)	BRK/A	80	6,936,000
		The Progressive Corp.(a)	PGR	568,000	7,633,920
Internet	9.79%
		eBay Inc.(a)	EBAY	595,000	7,473,200
		Google Inc., Class A(a)	GOOG	24,000	8,353,440
Iron-Steel	2.41%
		Nucor Corp.	NUE	102,000	3,893,340
Oil & Gas	4.21%
		BP PLC (ADR)(b)	BP	81,308	3,260,451
		Exxon Mobil Corp.	XOM	52,200	3,554,820
Retailing	6.69%
		Home Depot Inc.	HD	188,595	4,443,298
		Lowe’s Cos. Inc.	LOW	349,000	6,369,250
Software	4.64%
		Microsoft Corp.	MSFT	408,560	7,505,247
Telecommunications	9.07%
		AT&T Inc.	T	147,343	3,713,044
		Cisco Systems Inc.(a)	CSCO	429,000	7,194,329
		Verizon Communications Inc.	VZ	124,809	3,769,232
Total Common Stocks	96.83%	(Cost $216,210,273)			$156,609,276
Short-Term Bank Debt Instruments	2.56%
		JPMorgan Chase - Toronto 0.10%, due 04/01/2009		1,135,915	1,135,915
		Wells Fargo - Grand Cayman 0.10%, due 04/01/2009		3,000,000	3,000,000
Total Short-Term Bank Debt Instruments	2.56%	(Cost $4,135,915)			$4,135,915

Total Investments	99.39%	(Cost $220,346,188)	$160,745,191
Other Assets in Excess of Liabilities	0.61%		979,902
Net Assets	100.00%	Equivalent to $22.81 per share on 7,089,934 shares of Capital Stock Outstanding	$161,725,093

(a) Non-Income Producing Security

(b) ADR - American Depositary Receipt

See Notes to Quarterly Schedule of Investments.

AMERISTOCK FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Ameristock Mutual Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, organized as a corporation under the laws of the State of Maryland on June 15, 1995. The Fund’s investment objective is to seek total return through capital appreciation and current income by investing primarily in equity securities, and under normal market conditions the Fund will invest at least 80% of the value of its net assets in common stocks. The authorized capital stock of the Fund consists of 100 million shares of common stock, par value $.005 per share.

SECURITY VALUATION

Investments in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (NYSE). If on a particular day an exchange-listed security does not trade, then the mean between the closing bid and asked prices will be used. In the case of securities listed on more than one national securities exchange the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded should be used. If there were no sales on that exchange, the last quoted sale on the other exchange should be used.

For securities that are traded on NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Debt securities are valued by using market quotations or a matrix method provided by the Fund’s pricing service.  If prices are not available from the pricing service, then quotations will be obtained from broker/dealers and the securities will be valued at the mean between the bid and the offer.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.

Security transactions are recorded on the dates transactions are entered into, which is the trade date.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

The net unrealized appreciation/depreciation of investments based on federal tax cost as of March 31, 2009 was as follows:

Gross Appreciation (excess of value over tax cost)	$6,241,304
Gross Depreciation (excess of tax cost over value)	(65,842,301)
Net Unrealized Depreciation	$(59,600,997)
Cost of Investments for Income Tax Purposes	$220,346,188

3.  FAS 157 MEASUREMENT

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. FAS 157 defines fair value, establishes a three-tier hierarchy of fair value measurements, and requires disclosure about these valuation measurements.

FAS 157 - Disclosure of Hierarchy Levels

The three-tier hierarchy is summarized as follows:

1)      Level 1 - quoted prices in active markets for identical securities

2)      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

3)      Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$156,609,276	$—
Level 2 - Other Significant Observable Inputs	4,135,915	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$160,745,191	$—

* Other financial instruments include futures, forwards and swap contracts.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits.

A certification of the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, is attached as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERISTOCK MUTUAL FUND, INC.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	May 29, 2009

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